Restricted cash (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Retention accounts		$ 23,903	$ 11,276
Restricted bank deposits/Drydock reserves		4,460	13,618
Total Current Restricted Cash		28,363	24,894
Cash collateral	[1]	118,471	100,000
Guarantee deposits		20	20
Restricted bank deposits/Drydock reserves		2,446	2,948
Cash in custody		500	500
Total Non - Current Restricted Cash		121,437	103,468
Total Current and Non - Current Restricted Cash		$ 149,800	$ 128,362

[1]	Advances from charterers.